Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income
Net gain on divestment of intellectual property		€ 2,931
Grant income	€ 640	75	€ 699
Other income		5	66
Total other income	€ 640	€ 3,011	€ 765